Financial Instrument Risks and Risk Management - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	$ 540,682	$ 545,241
Derivative liabilities	84,857	154,566
Lease liabilities	45,097	18,884	$ 1,349
Reclamation and closure costs	99,148	$ 120,791	$ 30,229
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	185,716
Loans and borrowings	619,337
Derivative liabilities	45,397
Lease liabilities	47,139
Other financial liabilities	5,000
Reclamation and closure costs	182,681
Purchase commitments	111,884
Other operating commitments	180,414
Total	1,377,568
Liquidity risk | Within 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	185,716
Loans and borrowings	48,261
Derivative liabilities	44,825
Lease liabilities	19,362
Other financial liabilities	0
Reclamation and closure costs	3,748
Purchase commitments	94,241
Other operating commitments	30,546
Total	426,699
Liquidity risk | 1-2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	47,489
Derivative liabilities	572
Lease liabilities	18,742
Other financial liabilities	5,000
Reclamation and closure costs	6,576
Purchase commitments	9,524
Other operating commitments	31,766
Total	119,669
Liquidity risk | 2-3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	376,364
Derivative liabilities
Lease liabilities	9,010
Other financial liabilities	0
Reclamation and closure costs	8,311
Purchase commitments	4,608
Other operating commitments	33,035
Total	431,328
Liquidity risk | 3-4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	147,223
Derivative liabilities
Lease liabilities	6
Other financial liabilities	0
Reclamation and closure costs	10,008
Purchase commitments	2,214
Other operating commitments	17,796
Total	177,247
Liquidity risk | 4–5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings
Derivative liabilities
Lease liabilities	6
Other financial liabilities	0
Reclamation and closure costs	8,724
Purchase commitments	1,295
Other operating commitments	18,508
Total	28,533
Liquidity risk | Thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings
Derivative liabilities
Lease liabilities	13
Other financial liabilities	0
Reclamation and closure costs	145,314
Purchase commitments	2
Other operating commitments	48,763
Total	$ 194,092